COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses
Total	$ 26,629,090	$ 23,079,185	$ 19,331,429
Promotions related with credit cards [member]
Other operating expenses
Total	1,734,064	1,771,342	1,544,669
Turnover tax [member]
Other operating expenses
Total	17,218,668	15,858,707	11,615,533
Fair value on initial recognition of loans [member]
Other operating expenses
Total	154,086	383,330	574,696
Contributions made to deposit insurance system [member]
Other operating expenses
Total	895,057	957,301	852,123
Other operating expenses [member]
Other operating expenses
Total	$ 6,627,215	$ 4,108,505	$ 4,744,408